Related Party Transactions, Related Party Loans (FY) (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 23, 2018	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2020	Nov. 20, 2018	Jun. 25, 2018
Related Party Loans [Abstract]
Related party note amount outstanding					$ 218,610
Repayment of debt to related party		$ 218,610	$ 0
Sponsor [Member]
Related Party Loans [Abstract]
Related party note amount outstanding					$ 218,610
Repayment of debt to related party	$ 218,610
Warrant price (in dollars per share)			$ 1.00	$ 1.00
Sponsor [Member] | Maximum [Member]
Related Party Loans [Abstract]
Loan commitment amount						$ 300,000
Working capital loan			$ 1,500,000	$ 1,500,000